3. EarningsPerShareTextBlock: Schedule of Common Stock Equivalents (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Common Stock Equivalents
	December 31, 2013	December 31, 2012
Common stock options and warrants	10,648,676	4,111,587
Series C convertible preferred stock	-	480,000
Series D convertible preferred stock	225,000	3,888,440
Series E convertible preferred stock	623,384	-
Series F convertible preferred stock	4,353,000	-
Convertible debt	80,000	272,250
Restricted shares of common stock	17,250	40,200

Total common stock equivalents	15,947,310	8,792,477